N-2	Feb. 01, 2024 USD ($) $ / shares
Cover [Abstract]
Entity Central Index Key	0001703079
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Sales load paid by Common Shareholders (as a percentage of offering price)	None
Offering expenses borne by the Trust (as a percentage of offering price)	0.05	%(2)
Dividend Reinvestment Plan fees	None	(3)

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]
As a Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management fees(4)	2.85%
Leverage expense
Interest payment on borrowed funds(5)	3.25%
Preferred Share dividends(6)	1.15%
Other expenses
Investor Support and Secondary Market Support Services Fee(7)	0.33%
Other(8)(9)	0.71%
Total annual expenses	8.29%

Management Fees [Percent]	2.85%
Interest Expenses on Borrowings [Percent]	3.25%
Dividend Expenses on Preferred Shares [Percent]	1.15%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.71%
Total Annual Expenses [Percent]	8.29%
Waivers and Reimbursements of Fees [Percent]	0.33%
Expense Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$82	$237	$382	$705

Expense Example, Year 01 | $	$ 82
Expense Example, Years 1 to 3 | $	237
Expense Example, Years 1 to 5 | $	382
Expense Example, Years 1 to 10 | $	$ 705
Purpose of Fee Table , Note [Text Block]

The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Trust as of September 30, 2023 (except as noted below) after giving effect to the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus and assuming the Trust incurs the estimated offering expenses. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Other Expenses, Note [Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of 8.29% of net assets attributable to Common Shares, (2) estimated offering expenses of $0.50, and (3) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV per Common Share. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years
$82	$237	$382	$705

The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Trust’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.

Acquired Fund Fees and Expenses, Note [Text Block]

SUMMARY OF TRUST EXPENSES

The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Trust as of September 30, 2023 (except as noted below) after giving effect to the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus and assuming the Trust incurs the estimated offering expenses. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Shareholder Transaction Expenses

Sales load paid by Common Shareholders (as a percentage of offering price)	None
Offering expenses borne by the Trust (as a percentage of offering price)	0.05	%(2)
Dividend Reinvestment Plan fees	None	(3)
As a Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management fees(4)	2.85%
Leverage expense
Interest payment on borrowed funds(5)	3.25%
Preferred Share dividends(6)	1.15%
Other expenses
Investor Support and Secondary Market Support Services Fee(7)	0.33%
Other(8)(9)	0.71%
Total annual expenses	8.29%

Financial Highlights [Abstract]
Senior Securities, Note [Text Block]	SENIOR SECURITIES The information contained under the heading “Notes to Financial Statements —10. Senior Securities” in the Trust’s Annual Report is incorporated herein by reference.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective. The investment objective of the Trust is to seek attractive total return with an emphasis on income generation across multiple stages of the credit cycle. There can be no assurance that the Trust will achieve its investment objective, and you could lose some or all of your investment.

Risk Factors [Table Text Block]

RISKS

An investment in the Trust is subject to investment risk, including the possible loss of your entire investment. Investors should consider the specific risk factors and special considerations associated with investing in the Trust. See “Risks” beginning on page 2 of the accompanying Prospectus, and “Risks” in the Trust’s most recent Annual Report on Form N-CSR and in any of the Trust’s other filings with the SEC incorporated herein by reference for a discussion of factors you should consider carefully before deciding to invest in the Trust’s Common Shares. See “Where You Can Find More Information.”

Share Price [Table Text Block]

MARKET AND NET ASSET VALUE INFORMATION

The Trust’s currently outstanding Common Shares are, and the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus will be, subject to notice of issuance, listed on the NYSE. The Common Shares commenced trading on the NYSE on September 27, 2017.

The Common Shares have traded both at a premium and at a discount to the Trust’s NAV per Common Share. Although the Common Shares recently have traded at a premium to NAV, there can be no assurance that this will continue after the offering nor that the Common Shares will not trade at a discount in the future. Shares of closed-end investment companies frequently trade at a discount to NAV. The Trust’s NAV will be reduced immediately following an offering of the Common Shares due to the costs of such offering, which will be borne entirely by the Trust. The sale of Common Shares by the Trust (or the perception that such sales may occur) may have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available for sale may result in downward pressure on the market price for Common Shares. See “Risks — Market Discount Risk” in the Trust’s Annual Report, which is incorporated by reference herein.

	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 31, 2023	$7.24	$6.48	$6.89	$6.55	5.08%	-1.07%

Lowest Price or Bid | $ / shares	$ 6.48
Highest Price or Bid | $ / shares	7.24
Lowest Price or Bid, NAV | $ / shares	6.55
Highest Price or Bid, NAV | $ / shares	$ 6.89
Highest Price or Bid, Premium (Discount) to NAV [Percent]	5.08%
Latest Premium (Discount) to NAV [Percent]	1.07%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of April 4, 2017. The following is a brief description of the terms of the Common Shares, Indebtedness and Preferred Shares which may be issued by the Trust. This description does not purport to be complete and is qualified by reference to the Trust’s Certificate of Trust, Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws (collectively, the “Governing Documents”).

Common Shares

Pursuant to the Declaration of Trust, the Trust is authorized to issue an unlimited number of Common Shares of beneficial interest, par value $0.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including the financial statements and financial highlights, to all holders of its shares.

Any additional offerings of Common Shares will require approval by the Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Trust’s outstanding voting securities.

The Trust’s currently outstanding Common Shares are, and Common Shares offered by this Prospectus will be, listed on the NYSE under the symbol “XFLT.”

The Trust’s net asset value per Common Share generally increases and decreases based on the market value of the Trust’s securities. Net asset value per Common Share will be reduced immediately following an offering of Common Shares by the amount of the sales load and offering expenses paid by the Trust. See “Use of Proceeds.”

The Trust will not issue certificates for Common Shares.

Issuance of Additional Common Shares. The provisions of the 1940 Act, including Section 23(b) of the 1940 Act, generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), except, in pertinent part, (i) with the consent of a majority of its common shareholders; or (ii) in connection with an offering to the holders of one or more classes of its capital stock.

The Trust may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Trust of Common Shares at a price below the Trust’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Trust may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Trust and the applicable conditions imposed on the issuance and sale by the Trust of Common Shares at a price below net asset value will be disclosed in the Prospectus Supplement relating to any such offering of Common Shares at a price below net asset value. Until such consent of Common Shareholders, if any, is obtained, the Trust may not sell Common Shares at a price below net asset value. Because